Fair Value of Financial Instruments - Reconciliation of Beginning and Ending Balances for assets Measures at Fair Value on a Recurring Basis (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, beginning of period	$ 0
Transfer of cost method investment to Level 3 fair value measurement	4,244
Change in fair value of Level 3 fair value measurements	8,100
Fair value, end of period	78,296
Flotek Industries, Inc
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Acquisition	20,000
BPC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Acquisition	$ 45,952